March 16, 2001


VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     Re: The Prudential Discovery Premier Group Variable Contract Account (File No. 333-95637)
          ----------------------------------------------------------------------

Dear Commissioners:

     On behalf of The Prudential Insurance Company of America, Newark, New Jersey and The Prudential Discovery Premier Group Variable Contract Account, we hereby submit the annual report of the Account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The annual report is for the year ending December 31, 2000, and has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio, Alliance Quasar Portfolio, American Century VP Income & Growth, Davis Value Portfolio, Dreyfus Socially Responsible Growth Fund, Franklin Small Cap Fund, Templeton International Securities Fund, John Hancock V.A. Bond Fund, INVESCO VIF-Dynamics Fund, Janus Aggressive Growth Portfolio, Janus Growth and Income Portfolio, Janus Worldwide Growth Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Growth Series, MFS Growth with Income Series, MFS Total Return Series, Warburg Pincus Emerging Growth Portfolio, The Prudential Series Fund: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Prudential Jennison, Small Capitalization Stock, Stock Index, Value and 20/20 Focus Portfolios.

1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.               0000896435
         Accession No.:        0000899243-01-000534
         Date of Filing:       03/09/2001

2.       Filer/Entity:         Alliance Variable Products Series Fund, Inc. -
                               Growth and Income
         Registration No.:     811-05398
         CIK No.               0000825316
         Accession No.:        0000936772-01-000130
         Date of Filing:       02/28/2001

3.       Filer/Entity:         Alliance Variable Products Series Fund, Inc. -
                               Premier Growth
         Registration No.:     811-05398
         CIK No.               0000825316
         Accession No.:        0000936772-01-000110
         Date of Filing:       02/27/2001

4.       Filer/Entity:         Alliance Variable Products Series Fund, Inc. -
                               Quasar
         Registration No.:     811-05398
         CIK No.               000082531629
         Accession No.         0000936772-01-129
         Date of Filing:       02/28/2001

5.       Filer/Entity:         American Century Variable Portfolios
         Registration No.:     811-05188
         CIK No.               0000814680
         Accession No.:        0000814680-01-000002
         Date of Filing:       02/21/2001

6.       Filer/Entity:         Davis Variable Account Fund, Inc.
         Registration No.:     811-09293
         CIK No.               0001084060
         Accession No.:        0000950136-01-000343
         Date of Filing:       02/21/01

7.       Filer/Entity:         Dreyfus Socially Responsible Growth Fund, Inc.
         Registration No.:     811-7044
         CIK No.               0000890064
         Accession No.:        0000890064-01-000001
         Date of Filing:       02/23/2001

8.       Filer/Entity:         Franklin Templeton Variable Insurance Products
                               Trust
         Registration No.:     811-05583
         CIK No.               0000837274
         Accession No.:        0000837274-01-000015
         Date of Filing:       03/02/2001

9.       Filer/Entity:         John Hancock Declaration Trust
         Registration No.:     811-07437
         CIK No.               0001003457
         Accession No.:        0000928816-01-000098
         Date of Filing        03/01/2001

10.      Filer/Entity:         INVESCO Variable Investment Funds, Inc.
         Registration No.:     811-8038
         CIK No.               0000912744
         Accession No.:        0000912744-01-000003
         Date of Filing:       02/27/2001

11.      Filer/ Entity:        Janus Aspen Series
         Registration No.:     811-07736
         CIK No.               0000906185
         Accession No.:        0001012709-01-000337
         Date of Filing:       02/21/2001

12.      Filer/Entity          MFS Bond Series
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-01-000087
         Date of Filing:       02/14/2001

13.      Filer/Entity          MFS Emerging Growth Series
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-01-000080
         Date of Filing:       02/14/2001

14.      Filer/Entity          MFS Growth Series
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-01-000076
         Date of Filing:       02/14/2001

15.      Filer/Entity          MFS Growth with Income Series
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-01-000081
         Date of Filing:       02/14/2001

16.      Filer/Entity          MFS Research Series
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-01-000072
         Date of Filing:       02/14/2001

17.      Filer/Entity          MFS Total Return Series
         Registration No.:     811-08326
         CIK No.               0000918571
         Accession No.:        0000950156-01-000086
         Date of Filing:       02/14/2001

18.      Filer/Entity          Warburg Pincus Trust
         Registration No.:     811-07261
         CIK No.               000941568
         Accession No.:        0000935069-000144
         Date of Filing:       03/05/2001

19.      Filer/Entity          The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.               0000711175
         Accession No.:        0000950130-01-500234
         Date of Filing:       03/12/2001

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                Sincerely,




                                                C. Christopher Sprague
                                                Vice President and
                                                Corporate Counsel